Consolidated Statements of Equity (Parenthetical) - ¥ / shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash dividends: Common stock, per share	¥ 18.00	¥ 18.00	¥ 18.00
Mitsubishi UFJ Financial Group Shareholders' Equity [Member] | Unappropriated Retained Earnings [Member]
Cash dividends: Common stock, per share	¥ 18.00	¥ 18.00	18.00
Mitsubishi UFJ Financial Group Shareholders' Equity [Member] | Unappropriated Retained Earnings [Member] | Class 5 Preferred Stock [Member]
Cash dividends: Preferred stock, per share			¥ 57.50